NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(195,820)	(126,868)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(1,781,454)	-
Net loss attributable to ordinary shareholders	(1,977,274)	(126,868)

Denominator:
Number of ordinary shares outstanding at the beginning of the period	1,420,343,144	56,395,662,999
Weighted average number of ordinary shares issued	28,990,359,167	2,885,824,829
Weighted average number of ordinary shares issued due to exercise of the share options	572,233	163,811
Weighted average number of vested penny options	27,836,359	22,693,268
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	-	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	30,439,110,903	60,735,577,407

Net loss per share attributable to ordinary shareholders, basic	(0.06)	(0.00)

Diluted net loss per share
Numerator:
Diluted net loss attributable to ordinary shareholders	(1,977,274)	(126,868)

Denominator:
Weighted average number of ordinary shares outstanding – diluted	30,439,110,903	60,735,577,407

Net loss per share attributable to ordinary shareholders, diluted	(0.06)	(0.00)

SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE
	For the six months ended June 30,
	2024	2025

Unissued shares relating to the Performance Awards (Note 17)	-	1,421,223,881
Forward contract (Note 7 and Note 16)	-	1,585,737,716
Senior convertible preferred shares	662,826,251	-
Outstanding weighted average share options	11,871,132	21,586,321
Total	674,697,383	3,028,547,918